Financial assets and financial liabilities	12 Months Ended
Dec. 31, 2017
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Financial assets and financial liabilities
11.	Financial assets and financial liabilities

11.1	Financial liabilities: interest-bearing loans and borrowings

The Group has the following principal and interest amounts outstanding for interest-bearing loans and bonds:

Short-term borrowings and current portion of long-term debt	December 31, 2017		December 31, 2016
	Interest rate, %	Amount of outstanding debt	Interest rate, %	Amount of outstanding debt
In Russian rubles
Banks and financial institutions	9.3-12	2,410	9.8-14.5	3,458
Corporate lenders	6.7	65	6.7	64
Weighted average interest rate for the period	11.9	0	13.9
In U.S. dollars
Banks and financial institutions	0	0	8.0	154
Weighted average interest rate for the period	0	0	8.0
In euro
Banks and financial institutions	0	0	2.8	114
Corporate lenders	0	2	—	—
Weighted average interest rate for the period	0	0	2.8
Current portion of long-term debt	0	378,063	—	391,781
Interest payable	0	20,420	—	16,916
Fines and penalties on overdue amounts	0	21,573	—	21,678

Total short-term borrowings and current portion of long-term debt		422,533		434,165

Long-term debt	December 31, 2017		December 31, 2016
	Interest rate, %	Amount of outstanding debt	Interest rate, %	Amount of outstanding debt
In Russian rubles
Banks and financial institutions	5.0-15.0	253,421	5.0-15.0	258,855
Bonds issue	8.0-14.0	14,459	8.0-15.0	14,365
Corporate lenders	6.7	5	6.7	5
Weighted average interest rate for the period	9.5	0	12.5

In U.S. dollars
Banks and financial institutions	2.2-8.9	102,040	2.2-8.2	107,346
Weighted average interest rate for the period	8.3	0	8.2

In euro
Banks and financial institutions	0.8-7.0	25,498	0.8-7.3	22,854
Weighted average interest rate for the period	2.7	0	4.5
Current part of long-term loans and borrowings		(378,063)		(391,781)

Total long-term debt		17,360		11,644

Aggregate scheduled maturities of the debt outstanding as of December 31, 2017 were as follows:

Payable by
On demand (current portion)	414,760
2018 (current portion)	7,773
2019	4,967
2020	6,100
2021	4,704
2022	1,589
Thereafter	0

Total	439,893

The unused portion under all credit facilities as of December 31, 2017 and 2016 was RUB 475 million and RUB 373 million, respectively.

The outstanding balances of principal amount of short-term and long-term debt by denominated currencies and major banks as of December 31, 2017 and 2016 were as follows:

Short-term and long-term debt	December 31, 2017	December 31, 2016
Russian ruble-denominated
Gazprombank	148,238	153,614
VTB	72,570	71,711
Sberbank	26,459	31,106
Bonds	14,459	14,365
Uralsib	2,214	3,116
Eurasian Development Bank	517	1,227
Raiffeisen Bank	139	490
Other	5,764	1,119

Total	270,360	276,748

U.S. dollar-denominated
Pre-export facility	57,829	60,898
Sberbank	14,626	21,811
VEB	10,090	10,147
BNP	8,894	9,251
VTB	6,172	—
MCB	4,096	5,041
Other	333	351

Total	102,040	107,499

Euro-denominated
BNP	13,504	9,460
VTB	3,334	3,214
UniCredit Bank (former Bayerische Hypo-und-Vereinsbank)	2,970	2,723
ING Bank	2,182	1,997
BNL	0	2,736
Raiffeisen Bank	411	381
Other	3,099	2,457

Total	25,500	22,968

Total short-term and long-term debt	397,900	407,215

(a)	Pre-export facility agreement

As of December 31, 2017, pre-export facility agreement (represented by the syndicate of lenders — UniCredit Bank, Caterpillar Financial, ING Bank N.V., VTB Capital pls and other) bears interest at 1M LIBOR plus 5.5% p.a. (or 7.5% p.a. if payments are overdue). The outstanding balances as of December 31, 2017 and 2016 were RUB 57,829 million ($1,003,964 thousand at exchange rate as of December 31, 2017) and RUB 60,898 million ($1,003,964 thousand at exchange rate as of December 31, 2016), respectively.

As of December 31, 2017, the Group’s overdue principal amount and overdue interest on pre-export facility agreement amounted to RUB 57,829 million and RUB 11,198 million, respectively, as of December 31, 2016 — RUB 60,898 million and RUB 7,123 million, respectively.

As of December 31, 2016, the Group was in the process of negotiation with the syndicate of lenders in order to reach the restructuring agreements for the pre-export credit facility. In February 2017, a number of lenders under pre-export facility agreements filed 14 requests for arbitration with the LCIA. Subsequently, the majority of banks from the syndicate renounced their claims and signed the lock-up agreement with the Group in December 2017 in order to facilitate the pre-export facility restructuring in the future. Preliminary restructuring conditions include extending the loan’s final maturity to the first quarter of 2022 and bringing the interest rate down to the level of LIBOR plus 3.5% annual interest (with the possibility of reducing it further down to LIBOR plus 3% annual interest).

(b)	VTB facilities

The outstanding balances of the ruble-denominated facilities as of December 31, 2017 and 2016 were RUB 72,570 million and RUB 71,711 million, respectively, bearing interest at 9.3% p.a.

In December 2016, the Group signed amendments to the restructuring agreements providing an extension of the repayment grace period until April 2020 and of the final maturity until April 2022 for the credit facilities of Mechel PAO, CMP, SKCC and Yakutugol in the total amount of RUB 71,711 million. The interest rate under the restructured agreements is set at the level of the key rate of the Central Bank of Russia plus 1.5% starting April 2016 (subject to increase to 2.35% through January 6, 2018, and 2.99% afterwards if certain conditions are not met). In April 2017, VTB confirmed the restructuring terms under the relevant credit facilities including an extension of the repayment grace period until 2020 and the final maturity until 2022 and annual interest rate at the level of the key rate of the Central Bank of Russia plus 1.5% for the ruble-denominated credit facilities. In accordance with the restructuring terms, the repayment of a RUB 30,000 million credit facility issued to Mechel PAO is made in equal installments within 36 months starting February 22, 2017 from the proceeds received from VTB under the credit facility issued to CMP[2]. Fines and penalties accrued prior to the restructuring date (December 23, 2016) were waived according to the restructured agreements (apart from the most significant amount of penalties accrued on credit facility of Mechel PAO — see details below).

In December 2016, the Group signed the prolongation agreement providing with the final maturity until April 2022 for the euro-denominated credit facility of MCAG in the amount of RUB 2,812 million (44,068 thousand euro at the exchange rate as of December 31, 2016). The outstanding balances as of December 31, 2017 and 2016 were RUB 3,334 million and RUB 3,214 million, respectively.

[2]	Cash flows arising from settlement of VTB credit facilities were disclosed on a gross basis (as cash inflows and cash outflows within financing activities in the amount of RUB 5,000 million for the year ended December 31, 2017). All payments under the credit facility issued to Mechel PAO are made upon receipt of the respective procceds from VTB under the credit facility issued to CMP.

As part of the restructuring requirement, in January 2017, the Group signed a call option agreement with VTB providing VTB with an option to acquire preferred shares of the Group (Note 11.5).

In April 2017, the U.S. dollar-denominated credit facilities of MTAG were transferred from Sberbank to VTB according to the assignment agreement between Sberbank and VTB. The outstanding balance of these credit facilities as of December 31, 2017 was RUB 6,172 million bearing interest at 8.4% p.a.

There was no overdue principal amount and overdue interest on VTB credit facilities as of December 31, 2017 and 2016. The fines and penalties on overdue amounts of RUB 10,196[3] million and RUB 10,597 million were recorded in interest-bearing loans and borrowings in the consolidated statement of financial position as of December 31, 2017 and 2016, respectively. The amount of nil, RUB 184 million and RUB 9,704 million was recorded as finance costs in the consolidated statement of profit (loss) and other comprehensive income (loss) for the year ended December 31, 2017, 2016 and 2015, respectively.

(c)	Gazprombank facilities

The outstanding balances of the ruble-denominated facilities as December 31, 2017 and 2016 were RUB 148,238 million and RUB 153,614 million, respectively, bearing interest at 9.3% p.a.

In 2015, the Group signed restructuring agreements (became effective in 2016) providing with an extension of the repayment grace period until April 2017 and of the final maturity until April 2020 for the credit facilities of SKCC, Yakutugol, CMP, Mechel Service, Mechel Energo, BMP, Port Posiet, Mechel Coke and USP in the total amount of RUB 150,809 million as of December 31, 2016. In April 2017, Gazprombank confirmed the restructuring terms under the relevant credit facilities including an extension of the repayment grace period until 2020 and of the final maturity until 2022 and annual interest rate at the level of the key rate of the Central Bank of Russia plus 1.5% for the ruble-denominated credit facilities.

As of December 31, 2017 and 2016, there was no overdue principal amount and overdue interest on Gazprombank credit facilities. The fines and penalties on overdue amounts of RUB 7,323 million and RUB 7,450 million were recorded in interest-bearing loans and borrowings in the consolidated statement of financial position as of December 31, 2017 and 2016, respectively. The amount of RUB 56 million, RUB 2,031 million and RUB 5,179 million was recorded as finance costs in the consolidated statement of profit (loss) and other comprehensive income (loss) for the year ended December 31, 2017, 2016 and 2015, respectively.

(d)	Sberbank facilities

The outstanding balances of the ruble-denominated facilities as of December 31, 2017 and 2016 were RUB 26,459 million and RUB 31,106 million, respectively, bearing interest at 9.3% p.a.

In 2016, the Group signed restructuring agreements and amicable settlements agreement approved by the courts with Sberbank. Those agreements provided with an extension of the repayment grace period until April 2017 and the final maturity until April 2020 (with possibility of extension to April 2020 and April 2022, respectively, if certain conditions are met) for credit facilities in the amount of RUB 41,436 million and with an extension of the repayment grace period until January 2017 and the final maturity until the December 2017 for credit facilities in the amount of RUB 11,481 million. In April 2017, Sberbank confirmed the restructuring terms

[3]	According to the restructuring terms, after the Group pays RUB 895 million by equal quarterly instalments within 36 months after October 13, 2015, penalties in the amount of RUB 9,761 million are to be cancelled.

under the relevant credit facilities including an extension of the repayment grace period until 2020 and the final maturity until 2022 and annual interest rate at the level of the key rate of the Central Bank of Russia plus 1.5% for the ruble-denominated credit facilities and 3M LIBOR plus 7% for the U.S. dollar-denominated credit facilities. According to the restructuring agreements, fines and penalties were fixed at RUB 1.7 billion (at exchange rate as of December 31, 2015).

In April 2017, the U.S. dollar-denominated credit facilities of MTAG were transferred from Sberbank to VTB according to the assignment agreement between Sberbank and VTB. The outstanding balances of the U.S. dollar-denominated facilities as of December 31, 2017 and 2016 were RUB 14,626 million ($253,927 thousand at exchange rate as of December 31, 2017) and RUB 21,811 million ($359,587 thousand at exchange rate as of December 31, 2016), respectively, bearing interest at 8.4% p.a.

In October 2017, the Group signed amendment agreements with Sberbank that extend the payment of RUB 7,000 million that was due on October 15, 2017 until the end of May 2018 for the amount of RUB 2,000 million and until April 2022 for the remaining amount to be paid starting January 2020.

As of December 31, 2017 and 2016, there were no overdue principal amount and overdue interest on Sberbank credit facilities. The fines and penalties on overdue amounts of RUB 1,872 million and RUB 2,311 million were recorded in interest-bearing loans and borrowings in the consolidated statement of financial position as of December 31, 2017 and 2016, respectively. The amount of RUB 4 million, RUB 2,244 million and RUB 2,699 million was recorded as finance costs in the consolidated statement of profit (loss) and other comprehensive income (loss) for the year ended December 31, 2017, 2016 and 2015, respectively.

(e)	VEB facility

In September 2017, the Group signed a new credit agreement, providing the Group with refinancing of existing credit facilities and the final maturity until April 2022[4]. According to the agreement, VEB provided a credit facility in the amount of up to $190 million to refinance existing credit facilities.

The Elgaugol’s outstanding balances under VEB credit facility as of December 31, 2017 and 2016 were RUB 10,090 million ($175,172 thousand at exchange rate as of December 31, 2017) and RUB 10,147 million ($167,288 thousand at exchange rate as of December 31, 2016), respectively, bearing interest at 5.5% p.a.

As of December 31, 2017, there were no overdue principal amount and overdue interest on VEB credit facilities. As of December 31, 2016, the Group’s overdue principal amount and overdue interest payable on VEB credit facilities amounted to RUB 8,882 million ($146,438 thousand at exchange rate as of December 31, 2016) and RUB 374 million ($6,163 thousand at exchange rate as of December 31, 2016), respectively. The use of proceeds under the facility is limited to the development of the Elga coal project.

There were no fines and penalties on overdue amounts recorded in interest-bearing loans and borrowings in the consolidated statement of financial position as of December 31, 2017. As of December 31, 2016, fines and penalties on overdue amounts of RUB 24 million were recorded in interest-bearing loans and borrowings in the consolidated statement of financial position. The amount of RUB 9 million, RUB 10 million and RUB 9 million was recorded as finance costs in the consolidated statements of profit (loss) and other comprehensive income (loss) for the years ended December 31, 2017, 2016 and 2015, respectively.

[4]	Cash flows arising from refinancing of VEB credit facilities were disclosed on the gross basis.

(f)	Bonds

On July 30, 2009, Mechel PAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of RUB 5,000 million. The coupon interest rate as of December 31, 2017 amounted to 11.5% p.a. The maturity date is July 15, 2021. The balance outstanding as of December 31, 2017 was RUB 1,321 million, including RUB 352 million classified as short-term debt and RUB 969 million classified as long-term debt.

On September 7, 2010, Mechel PAO placed two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of RUB 10,000 million. The coupon interest rate as of December 31, 2017 amounted to 14.0% p.a. The maturity date is February 25, 2020. The balance outstanding as of December 31, 2017 was RUB 3,164 million, including RUB 973 million classified as short-term debt and RUB 2,191 million classified as long-term debt.

On February 22, 2011, Mechel PAO placed two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of RUB 10,000 million. The coupon interest rate as of December 31, 2017 amounted to 8.0% p.a. The maturity date is February 9, 2021. The balance outstanding as of December 31, 2017 was RUB 820 million and was classified as long-term debt that should be paid in 2021.

On June 9, 2011, Mechel PAO placed two issues of 5,000,000 ruble-denominated bonds each in an aggregate principal amount of RUB 10,000 million. The coupon interest rate as of December 31, 2017 amounted to 12.1% p.a. The maturity date is May 27, 2021. The balance outstanding as of December 31, 2017 was RUB 5,696 million, including RUB 1,583 million classified as short-term debt and RUB 4,113 million classified as long-term debt.

On June 14, 2011, Mechel PAO issued 5,000,000 ruble-denominated bonds in an aggregate principal amount of RUB 5,000 million. The coupon interest rate as of December 31, 2017 amounted to 12.1% p.a. The maturity date is June 1, 2021. The balance outstanding as of December 31, 2017 was RUB 3,458 million, including RUB 988 million classified as short-term debt and RUB 2,470 million classified as long-term debt.

(g)	Other loans

Other loans represent Russian ruble, U.S. dollar and euro-denominated long-term and short-term loans bearing interest at 0.8%-15% p.a. The outstanding balance under other loan agreements amounted to RUB 44,123 million and RUB 40,350 million as of December 31, 2017 and 2016, respectively.

As of December 31, 2017, the Group’s overdue principal amount and overdue interest on other loans amounted to RUB 17,409 million and RUB 1,527 million, respectively, as of December 31, 2016 — RUB 11,447 million and RUB 1,120 million, respectively. The fines and penalties on overdue amounts of RUB 2,182 million and RUB 1,276 million were recorded in interest-bearing loans and borrowings in the consolidated statement of financial position as of December 31, 2017 and 2016, respectively. The amount of RUB 1,038 million, RUB 642 million and RUB 769 million was recorded as finance costs in the consolidated statements of profit (loss) and other comprehensive income (loss) for the year ended December 31, 2017, 2016 and 2015, respectively. The amount of RUB 149 million of waived fines and penalties (due to the restructuring of Eurasian Development Bank credit facilities) was recorded as finance income in the consolidated statements of profit (loss) and other comprehensive income (loss) for the year ended December 31, 2017.

In 2010-2016, the Group signed revolving credit agreements for working capital financing up to RUB 3,334 million with several banks. These revolving credit lines allow the Group to withdraw, repay and re-draw in the agreed amounts, timing and number of times until the arrangement expires. Borrowings bear interest at 5.3-7.0% p.a.

(h)	Pledges

In order to secure bank financings, the Group pledged shares in certain key subsidiaries, including 100% - 1 share of Yakutugol, 95% + 4 shares of SKCC, 91.66% of CMP, 50% + 2 shares of common shares of BMP, 80% + 3 shares of KMP, 87.5%+3 shares of Mechel Mining, 80% - 5 shares of USP, 33.33% + 1 share of common shares of Izhstal, 25% + 1 share of Port Posiet, 50.99% of Elgaugol, 25% of registered capital of Mecheltrans, 100% of registered capital of Fincom-invest OOO, 25% of BFP, 25% of Port Temryuk, 1.99% of Mecheltrans Vostok OOO, 1.99% of Elga-road as of December 31, 2017.

As of December 31, 2017 and 2016, the carrying value of property, plant and equipment pledged under the loan agreements amounted to RUB 121,926 million and RUB 117,047 million, respectively (Note 16). Carrying value of inventories pledged under the loan agreements amounted to RUB 2,450 million and RUB 3,668 million as of December 31, 2017 and 2016, respectively. Accounts receivable pledged as of December 31, 2017 and 2016 amounted to RUB 372 million and RUB 238 million, respectively. Additionally, CMP pledged its rights to receive future payments (revenue) related to the contract with Russian Railways JSC in the amount of RUB 5,760 million ($100 million).[5]

(i)	Covenants

The Group’s loan agreements contain a number of covenants and restrictions, which include, but are not limited to, financial ratios, minimum value of shareholders’ equity and certain cross-default provisions. The covenants also include, among other restrictions, limitations on: (1) raising of additional borrowings; (2) amount of dividends in common and preferred shares; and (3) amounts that can be spent for capital expenditures, new investments and acquisitions. Covenant breaches if not waived generally permit lenders to demand accelerated repayment of principal and interest.

[5]	CMP’s accounts receivable from Russian Railways JSC as of December 31, 2017 amounted to RUB 1,045 million.

The Group was required to comply with the following ratios under the most significant loan agreements as of December 31, 2017[6]:

Restrictive covenant	Requirement	Actual as of December 31, 2017
Mechel’s EBITDA to Net Interest Expense	Shall not be less than 1.50:1.0	1.78:1.0
Mechel’s EBITDA to Consolidated Financial Expense	Shall not be less than 1.50:1.0	1.86:1.0
Mechel’s Net Debt to EBITDA	Shall not exceed 8.00:1.0	6.35:1.0
Mechel’s Total Debt to EBITDA	Shall not exceed 5.50:1.0	6.07:1.0
Mechel’s Cash flow from operating activities to EBITDA	Shall not be less than 0.80:1.0	0.78:1.0
Mechel’s EBITDA to Revenue	Shall not be less than 0.20:1.0	0.27:1.0

As of December 31, 2017, the Group was in compliance with the majority of Group’s restrictive financial covenants under the restructured loan agreements with the Russian state banks (Gazprombank, Sberbank and VTB). However, the Group was not in compliance with covenants set by the loan agreements with Gazprombank and Sberbank (such as Total Debt to EBITDA ratio and Cash flow from operating activities to EBITDA ratio). The Group was not in compliance with covenants contained in the loan agreements with foreign banks (such as Net Borrowings to EBITDA ratio, EBITDA to Net Interest Expense ratio and targeted amount of Adjusted Shareholder’s Equity). There was a default on payments of principal and interest in the amount of RUB 75,237 million and RUB 12,725 million, respectively, which is represented primarily by the default of the pre-export facility agreement (Note 11.1(a)) and ECA-covered loans (represented by the credit facilities of BNP, BNL, ING, Raiffeisen Bank and other international banks — Note 11.1(g)). As a result, the long-term debt of RUB 284,156 million was reclassified to short-term liabilities as of December 31, 2017.

11.2	Financial instruments risk management objectives and policies

The Group is exposed to foreign currency risk, credit risk and liquidity risk. Management reviews and agrees policies for managing each of these risks, which are summarised below.

Liquidity risk

Liquidity risk is the risk that arises when the maturity of assets and liabilities does not match. An unmatched position potentially enhances profitability, but can also increase the risk of losses. The Group has procedures with the objective of minimizing such losses such as maintaining sufficient cash and other highly liquid current assets to meet its liabilities as and when they fall due.

As of December 31, 2017, the Group was in breach of a number of financial and non-financial covenants contained in the Group’s loan agreements which led to cross-defaults under other loan and finance lease agreements, permitting the respective lenders under such other facilities to accelerate the payment of principal and interest under their loans.

[6]	Net Debt and Total Debt are calculated according to the respective definitions set by the credit agreements. Generally, Total Debt includes outstanding loans, finance lease, bonds and other finance liability balances; Net Debt is equal to Total Debt less cash and cash equivalents, and excludes Net Debt of Elgaugol (set by the VTB credit facility).

The following tables show the remaining contractual maturities at the reporting date of the Group’s non-derivative financial liabilities, which are based on contractual undiscounted cash flows (including interest payment computed using contractual rates, or if floating, based on rates current at the reporting date) and the earliest the Group can be required to pay.

	Maturity
	On demand	Within 1 year	More than 1 year but less than 2 years	More than 2 years but less than 3 years	More than 3 years but less than 4 years	More than 4 years	Total
At December 31, 2017
Loans and borrowings, including interest payable	416,316	9,959	6,678	7,293	5,215	1,651	447,112
Finance lease liabilities	4,075	4,625	633	584	557	526	11,000
Trade and other payables	394	29,540	542	166	0	0	30,642
Other financial liabilities	0	869	0	0	55,905	0	56,774

	Maturity
	On demand	Within 1 year	More than 1 year but less than 2 years	More than 2 years but less than 3 years	More than 3 years but less than 4 years	More than 4 years	Total
At December 31, 2016
Loans and borrowings, including interest payable	428,597	8,496	4,688	4,648	3,593	2,455	452,477
Finance lease liabilities	7,857	4,456	280	106	83	61	12,843
Trade and other payables	435	37,231	448	181	—	—	38,295
Other financial liabilities	—	—	—	—	—	60,475	60,475

Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the reporting date.

The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Customer credit risk is managed by each subsidiary subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit quality of a customer is assessed and individual credit limits are defined in accordance with this assessment. Outstanding customer receivables are regularly monitored.

The contractual credit period for sales of goods is about 30 days on average. No interest is charged on trade receivables.

An impairment analysis is performed at each reporting date on an individual basis for major clients. In addition, a large number of minor receivables are grouped into homogenous groups and assessed for impairment collectively. The calculation is based on actual incurred historical data.

The maximum exposure to credit risk arising from the Group’s financial assets is presented as follows:

	December 31, 2017	December 31, 2016
Restricted cash (excluding cash on hand)	20	24
Trade and other receivables	18,825	19,121
Other financial assets	795	415
— Promissory notes	210	208
— Loans issued	571	61
— Bonds	14	13
— Deposits	0	133

Total	19,640	19,560

Foreign currency risk

Foreign currency risk is the risk that the value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchanges rates. This risk arises when commercial transactions and recognised assets and liabilities are denominated in a currency different from the Group’s functional currencies.

The Group undertakes transactions denominated in foreign currencies and consequently is exposed to foreign currency risk. Approximately 22% of the Group’s sales are denominated in U.S. dollars and 12% of the Group’s sales are denominated in euro, 28% of the Group’s borrowings are denominated in U.S. dollars and 6% of the Group’s borrowings are denominated in euro. The Group does not have formal arrangements to mitigate foreign currency risk. However, management of the Group believes that the foreign currency risk is partly mitigated for the Group by the situation where approximately 34% of total sales of the Group are denominated in U.S. dollars and euros that reduces the negative impact of changes in exchange rates for the Group’s borrowings and purchases denominated in foreign currencies, mostly in U.S. dollars.

The Group’s exposure at the reporting date to foreign currency risk arising from recognised assets and liabilities denominated in a currency other than the functional currency of the entity to which they relate to is set out in the table below:

Assets and liabilities denominated in U.S. dollars	December 31, 2017	December 31, 2016
Current assets	829	225
Receivables	111	156
Cash and cash equivalents	718	69

Current liabilities	(118,677)	(124,281)
Short-term loans and borrowings	(112,277)	(113,327)
Short-term payables	(5,614)	(9,433)
Short-term finance lease liability	(786)	(1,521)

Assets and liabilities denominated in euro	December 31, 2017	December 31, 2016
Current assets	746	534
Receivables	711	353
Cash and cash equivalents	35	181

Non-current liabilities	(88)	(38)
Long-term loans and borrowings	0	(38)
Long-term finance lease liability	(88)	—

Current liabilities	(27,399)	(23,766)
Short-term loans and borrowings	(25,304)	(22,817)
Short-term payables	(2,064)	(838)
Short-term finance lease liability	(31)	(111)

Currency exchange rates	December 31, 2017	December 31, 2016
U.S. dollar	57.6002	60.6569
Euro	68.8668	63.8111

Sensitivity analysis

The table below demonstrates the Group’s sensitivity to a devaluation of the Russian ruble against U.S. dollar and euro which management believes is an appropriate measure in the current market conditions and which would impact its operations:

	Change in U.S. dollar to Russian ruble exchange rate	Effect on profit before tax	Change in Euro to Russian ruble exchange rate	Effect on profit before tax
2015
	+40%	119,557	+40%	11,082
	-15%	(44,834)	-15%	(4,156)
2016
	+20%	24,811	+20%	4,654
	-20%	(24,811)	-20%	(4,654)
2017
	+10%	11,785	+10%	2,674
	-10%	(11,785)	-10%	(2,674)

Interest rate risk

Interest rate risk is the risk that changes in floating interest rates will adversely impact the financial results of the Group. As of December 31, 2017 and 2016, the shares of the borrowings with floating rates in the total amount of the borrowings were 95% (incl. Mosprime – 0.03%, key rate of the Central Bank of Russia – 66%, LIBOR, EURIBOR and others – 29%) and 91% (incl. Mosprime – 0.1%, key rate of the Central Bank of Russia – 62%, LIBOR, EURIBOR and others – 29%), respectively.

The table below demonstrates the Group’s sensitivity to the change of floating rates.

	Increase/ decrease in MosPrime and Central Bank of Russia rate (%)	Effect on profit before tax	Increase/ decrease in LIBOR (%)	Effect on profit before tax	Increase/ decrease in EURIBOR (%)	Effect on profit before tax
2015
	+6%	3,312	+0.5%	662	+0.25%	62
	-5%	(2,760)	-0.12%	(159)	-0.25%	(62)
2016
	+2%	4,943	+0.6%	736	+0.12%	28
	-4%	(9,887)	-0.08%	(98)	-0.08%	(19)
2017
	+1%	2,744	+0.48%	500	+0.04%	8
	-2%	(5,488)	-0.24%	(250)	-0.08%	(16)

11.3	Other current financial assets

In November 2011, the owners of the metallurgical plants (refer to Note 9(b)) and the Group entered into a loan agreement pursuant to which a loan of $944,530 thousand (RUB 28,433 million at exchange rate as of November 10, 2011) was granted by the Group. The loan consists of several tranches which bear interest at the range of 1-8.5% p.a. To secure the loan, shares in the major metallurgical plants (or shares in parent companies of such metallurgical plants) were pledged. The proceeds from this loan were used by the metallurgical plants to repay most of the accounts receivable owed to the Group. According to the loan agreement, in the event that the loan is not repaid at maturity (September 30, 2012), the Group was entitled to enforce the pledge over the pledged metallurgical plants assets and thereby take control of these assets subject to approval from the Russian Federal Antimonopoly Service. The Group has not taken possession of assets provided as collateral because these entities are under the bankruptcy procedure and burdened with substantial amount of debt.

The Group evaluates the recoverability of the loan based on the fair value of the pledged assets. As of December 31, 2017, 2016 and 2015, this loan in the amount of RUB 9,800 million, RUB 50,320 million and RUB 60,620 million, respectively, was fully provided for as the fair value of the pledged assets was nil as at these dates. In 2017, this loan was partially written off in the amount of $664,556 thousand (RUB 39,297 million as at exchange rate at March 14, 2017) due to liquidation of certain debtors.

11.4	Other non-current financial liabilities

The Group recognized other non-current financial liabilities under the put option of Gazprombank (see Note 6) in the amount of RUB 40,260 million as of December 31, 2017 and RUB 36,198 million as of December 31, 2016 (estimated at the present value of the consideration to be transferred upon the exercise of the put option discounted at the key rate of the Central Bank of Russia plus 2%). The respective finance cost was recognized in the consolidated statement of profit (loss) and other comprehensive income (loss) in the amount of RUB 4,062 million and RUB 1,898 million for 2017 and 2016, respectively (Note 25.5).

11.5	Other current financial liabilities

As a part of the restructuring requirements of the credit facility with VTB, in January 2017, the Group signed a call option agreement with VTB providing VTB with an option to acquire a 5% stake (6,937,846 preferred shares) of the preferred shares of the Group at a price of 47.3682 rubles per share or to pay cash to VTB in the amount calculated as a difference between the weighted average market value of preferred shares for the last six months from the date of the call from the VTB and the price of 47.3682 rubles per share or combination of these two options. Until the execution of the call option 6,937,846 preferred shares are pledged.

At the date of the call option agreement, the Group recognized the financial liability at fair value in the amount of RUB 815 million. The corresponding amount was capitalized as restructuring fees within Interest-bearing loans and borrowings considering this call option agreement as part of the restructuring requirement.

In April 2017, VTB notified the Group of its decision to exercise the option. The Group has requested to extend the start day of the option period by one year till April 1, 2018. On August 9, 2017, the Group and VTB signed an amendment agreement postponing the option period start date till April 1, 2018, removing an option to acquire 5% of preferred shares and granting VTB the right to receive only a cash consideration in the amount equal to the higher of RUB 620 million or the amount calculated as a difference between the weighted average market value of preferred shares for the last six months from the date of the call from VTB and the price of 47.3682 rubles per share multiplied by the number of option shares. Respective financial liability is accounted for at fair value and was included in other current financial liabilities in the amount of RUB 734 million as of December 31, 2017.